Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts - CLP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Total receivable		$ 2,015,399	$ 1,780,977
Unearned income [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income		(238,722)	(171,870)
Net lease receivable		238,722	171,870
Net lease receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income	[1]	(1,776,677)	(1,609,107)
Net lease receivable	[1]	1,776,677	1,609,107
Due within one year [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Total receivable		583,321	525,720
Due within one year [Member] | Unearned income [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income		(76,614)	(53,312)
Net lease receivable		76,614	53,312
Due within one year [Member] | Net lease receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income	[1]	(506,707)	(472,408)
Net lease receivable	[1]	506,707	472,408
Due after 1 year but within 2 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Total receivable		433,397	385,118
Due after 1 year but within 2 years [Member] | Unearned income [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income		(55,714)	(38,653)
Net lease receivable		55,714	38,653
Due after 1 year but within 2 years [Member] | Net lease receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income	[1]	(377,683)	(346,465)
Net lease receivable	[1]	377,683	346,465
Due after 2 years but within 3 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Total receivable		294,728	260,002
Due after 2 years but within 3 years [Member] | Unearned income [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income		(35,133)	(25,228)
Net lease receivable		35,133	25,228
Due after 2 years but within 3 years [Member] | Net lease receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income	[1]	(259,595)	(234,774)
Net lease receivable	[1]	259,595	234,774
Due after 3 years but within 4 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Total receivable		191,083	166,416
Due after 3 years but within 4 years [Member] | Unearned income [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income		(22,481)	(17,015)
Net lease receivable		22,481	17,015
Due after 3 years but within 4 years [Member] | Net lease receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income	[1]	(168,602)	(149,401)
Net lease receivable	[1]	168,602	149,401
Due after 4 years but within 5 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Total receivable		134,590	116,650
Due after 4 years but within 5 years [Member] | Unearned income [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income		(15,614)	(12,038)
Net lease receivable		15,614	12,038
Due after 4 years but within 5 years [Member] | Net lease receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income	[1]	(118,976)	(104,612)
Net lease receivable	[1]	118,976	104,612
Due after 5 years [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Total receivable		378,280	327,071
Due after 5 years [Member] | Unearned income [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income		(33,166)	(25,624)
Net lease receivable		33,166	25,624
Due after 5 years [Member] | Net lease receivable [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial lease contracts [Line Items]
Unearned income	[1]	(345,114)	(301,447)
Net lease receivable	[1]	$ 345,114	$ 301,447

[1]	The net balance receivable does not include the total overdue portfolio totaling Ch$5,907 million and Ch$4,178 million as of December 31, 2022 and 2021, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.